Employee Benefits	12 Months Ended
Mar. 31, 2026
Disclosure Of Employee Benefit Plan [Abstract]
Employee Benefits
32)
EMPLOYEE BENEFITS

	As at March 31
Particulars	2025	2026
Net defined benefit liability	12,033	13,545
Other long term employee benefit (liability for compensated absences)	2,672	2,932
Total employee benefit liabilities	14,705	16,477

	As at March 31
Particulars	2025	2026
Present value of unfunded obligation	12,033	13,545
Total	12,033	13,545

Defined Benefit Plan

The Group’s gratuity scheme for the employees of its Indian subsidiaries is a defined benefit plan. The plan in Q2T, Flamingo and Simplotel is funded, whereas plan for the rest of Indian subsidiaries is unfunded. Gratuity is paid as a lump sum amount to employees at retirement or termination of employment at an amount based on the respective employee’s eligible salaries and the years of employment with the Group.

A. Movement in the net defined benefit liability

The following table shows a reconciliation from the opening balances to the closing balances for the net defined liability and its components:

Particulars	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
	As at March 31		As at March 31		As at March 31
	2025	2026	2025	2026	2025	2026
Opening balance	9,467	12,159	(151)	(126)	9,316	12,033
Acquired through business combination (refer note 7 (c) and 7 (d))	271	549	—	(549)	271	—

Included in profit or loss
Current service cost	1,687	2,034	—	—	1,687	2,034
Past service cost (credit)	—	533	—	—	—	533
Interest cost (income)	636	721	(9)	(45)	627	676
	2,323	3,288	(9)	(45)	2,314	3,243
Included in other comprehensive income
Remeasurement loss (gain) :
-Actuarial loss (gain) arising from :
-demographic assumptions	(20)	—	—	—	(20)	—
-financial assumptions	417	(223)	—	—	417	(223)
-experience adjustment	441	794	—	—	441	794
-Return on plan assets excluding interest income	—	—	1	—	1	—
	838	571	1	—	839	571
Effects of movement in foreign exchange rates	(259)	(1,262)	3	11	(256)	(1,251)
Other
Contribution by employer	—	—	(11)	(55)	(11)	(55)
Benefits paid	(481)	(1,028)	41	32	(440)	(996)
Closing balance	12,159	14,277	(126)	(732)	12,033	13,545

Represented by:

	As at March 31
Particulars	2025	2026
Net defined benefit liability	12,033	13,545
Net defined benefit assets	—	—
	12,033	13,545

B. Actuarial assumptions

Principal actuarial assumptions are given below:

As at March 31
Particulars	2025	2026
Discount rate (per annum)	6.4%-6.5%	6.4% - 7.3%
Future salary growth (per annum)	7.0%-12.0%	7.0% - 12.0%
Withdrawal rate	6.0%-25.0%	3.0% - 25.0%

Assumptions regarding future mortality rates are based on Indian Assured Lives Mortality (2006-08) Ultimate as published by Insurance Regulatory and Development Authority (IRDA).

The actuarial valuation is carried out half yearly by an independent actuary. The discount rate used for determining the present value of obligation under the defined benefit plan is determined by reference to market yields at the end of the reporting period on Indian Government Bonds. The currency and the term of the government bonds is consistent with the currency and term of the defined benefit obligation.

The future salary growth rate takes into account inflation, seniority, promotion and other relevant factors on long-term basis.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

C. Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	For the year ended March 31
Particulars	2025		2026
	Increase	Decrease	Increase	Decrease
Discount rate (1% movement)	(730)	822	(802)	898
Future salary growth (1% movement)	771	(703)	651	(634)
Withdrawal rate (5% movement)	(1,274)	2,788	(369)	453

D. Plan assets

Plan assets comprise the following:

	As at March 31
Particulars	2025	2026
Funds managed by the insurer	100%	100%

E. Description of plan characteristics

The Gratuity scheme is a final salary defined benefit plan that provides for a lump sum payment made on exit either by way of retirement, death, disability or voluntary withdrawal. The benefits are defined on the basis of final salary and the period of service and paid as lump sum at exit.

F. Description of plan associated risks

1. Interest rate risk : The defined benefit obligation calculated uses a discount rate based on government bonds. If bond yields fall, the defined benefit obligation will tend to increase.

2. Salary inflation risk : Higher than expected increases in salary will increase the defined benefit obligation.

3. Demographic risk : This is the risk of variability of results due to unsystematic nature of decrements that include mortality, withdrawal, disability and retirement. The effect of these decrements on the defined benefit obligation is not straight forward and depends upon the combination of salary increase, discount rate and vesting criteria. It is important not to overstate withdrawals because in the financial analysis the retirement benefit of a short career employee typically costs less per year as compared to a long service employee.

G. Expected benefit payments for the year ending:

Amount
March 31, 2027	1,963
March 31, 2028	2,518
March 31, 2029	2,115
March 31, 2030	2,538
March 31, 2031	2,497
Thereafter	11,350

H. The Group expects to pay USD 92 in contributions to its defined benefit plans in the next annual reporting period.

I. The weighted average duration of the defined benefit obligation is 4-13 years (March 31, 2025: 3-8 years).